UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22990

Pomona Investment Fund

(Exact name of registrant as specified in charter)

780 Third Avenue, 46th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

Michael D. Granoff

Pomona Management LLC

780 Third Avenue, 46th Floor

New York, NY 10017

(Name and address of agent for service)

Registrant's telephone number, including area code: 212.593.3639

Date of fiscal year end: March 31

Date of reporting period: July 1, 2019 - June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD

For Pomona Investment Fund

Pomona Investment Fund- Proxy Voting Record 7/1/2019 - 6/30/2020

	TICKER	CUSIP	SHARE-HOLDER		DID FUND	WHAT VOTE	FOR OR AGAINST
NAME OF ISSUER	SYMBOL	NUMBER	MEETING DATE	MATTER VOTED ON	VOTE	WAS CAST	MANAGEMENT
Whitehorse Finance, Inc.	WHF	96524V106	8/1/2019	Election of Director: Kevin F. Burke	Yes	For	For
Whitehorse Finance, Inc.	WHF	96524V106	8/1/2019	Election of Director: G. Stacy Smith	Yes	For	For
Whitehorse Finance, Inc.	WHF	96524V106	8/1/2019	To Ratify the selection of Crowe LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2019	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Pomona Investment Fund

By (Signature and Title)*	/s/ Michael D. Granoff
Michael D. Granoff, President and Principal Executive Officer

Date:	August 26, 2020